NOMURA PARTNERS FUNDS, INC.

GLOBAL EMERGING MARKETS FUND

(THE “FUND”)

SUPPLEMENT DATED SEPTEMBER 23, 2010

TO THE PROSPECTUS DATED JANUARY 28, 2010

This Supplement provides new and additional information beyond that which is contained in the Prospectus. Please keep this Supplement and read it together with the Prospectus dated January 28, 2010.

•	Effective September 13, 2010, Mr. Jeff Casson and Andrew Ness have assumed joint responsibility as lead managers of the Fund.

•	References to Mr. Dariusz Sliwinski are hereby deleted from the Prospectus.

The disclosure and chart below replace similar disclosures contained within the section entitled “Portfolio Managers” on page 24 of the Prospectus:

Two individuals at Martin Currie have primary responsibility for managing the Fund.

Portfolio Manager	Title	Service with Martin Currie	Service with Global Emerging Markets Fund
Jeff Casson (Co-Lead)	Investment Manager	September 13, 2010	September 13, 2010
Andrew Ness (Co-Lead)	Investment Manager	September 13, 2010	September 13, 2010

Prospectus - page 73

The disclosure and chart below replace similar disclosure following the caption “Global Emerging Markets Fund” on page 73 of the Prospectus:

Two individuals at Martin Currie have primary responsibility for managing the Global Emerging Markets Fund.

Portfolio Managers	Since	Recent Professional Experience
Jeff Casson (Co-Lead)	September 13, 2010	Jeff joins from Scottish Widows Investment Partnership (SWIP) where he was investment director in the global emerging markets team. As portfolio manager at SWIP, Jeff was lead manager of the Latin American strategy and supported Alastair Reynolds in the management of the global emerging markets smaller companies strategy. As sector analyst, he was responsible for stocks within the telecommunications and the consumer sectors. Jeff joined SWIP in April 2005 as an investment director on the global emerging markets equity team, with particular responsibility for Latin America. Before joining SWIP, Jeff was an investment manager at Alliance Trust, where he began his investment career in 1999.

Andrew Ness (Co-Lead)	September 13, 2010	Andrew joins from Scottish Widows Investment Partnership (SWIP) where he was investment director on the global emerging markets equity desk. As portfolio manager, Andrew managed SWIP’s global emerging markets sustainability portfolios. As sector analyst, he was responsible for stocks across the financial sector in emerging markets. Before joining SWIP, Andrew was a portfolio manager with Deutsche Asset Management in New York and London. He began his career with Murray Johnstone Ltd in Glasgow, where he first began managing emerging-market mandates.

INVESTMENT COMPANY ACT FILE NO: 811-01090

NOMURA PARTNERS FUNDS, INC.

GLOBAL EMERGING MARKETS FUND

(THE “FUND”)

SUPPLEMENT DATED SEPTEMBER 23, 2010

TO THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

DATED JANUARY 28, 2010, AS AMENDED AND RESTATED JUNE 1, 2010.

This Supplement provides new and additional information beyond that which is contained in the SAI. Please keep this Supplement and read it together with the SAI dated January 28, 2010, as amended and restated June 1, 2010.

•	Effective September 13, 2010, Mr. Jeff Casson and Andrew Ness have assumed joint responsibility as lead managers of the Fund.

•	References to Mr. Dariusz Sliwinski are hereby deleted from the SAI.

The disclosure and chart below replace similar disclosures following the caption “Global Emerging Markets Fund” within the section Portfolio Managers on page 24 of the SAI:

Mr. Jeff Casson and Mr. Andrew Ness, portfolio managers of Martin Currie, are jointly responsible for the management of the Global Emerging Markets Fund.

Other Funds and Accounts Managed. The following table sets forth information about funds and accounts other than the Global Emerging Markets Fund for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of September 13, 2010.

	Number of Other Accounts Managed and Assets by Account Type*			Number of Accounts and Assets for Which the Advisory Fee is Performance-Based*
Names of Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Jeff Casson	0	0	0	0	0	0
Andrew Ness	0	0	$1 25,600,000	0	0	0

*	Information relating is provided as of September 13, 2010.

Securities Ownership of Portfolio Managers. As of September 13, 2010, the portfolio managers listed above did not own beneficially any securities issued by the Fund.

INVESTMENT COMPANY ACT FILE NO: 811-01090